Additional Information on Financial Instruments - Summary of Opening balances to the closing balances for Level 3 (Details)	12 Months Ended
Dec. 31, 2021 EUR (€)
Reconciliation of changes in fair value measurement, assets
Assets at beginning of period	€ 149,852,136
Assets at end of period	161,666,399
Trade accounts receivables.
Reconciliation of changes in fair value measurement, assets
Purchases	2,432,086
Fair value gains / (losses) (see financial result)	(11,574)
Assets at end of period	2,420,512
Net gains / (losses) during the financial year	€ (11,574)
Trade accounts receivables. | Level 3
Reconciliation of changes in fair value measurement, assets
Percentage of fair value for trade accounts receivables	0.50%
Promissory Note
Reconciliation of changes in fair value measurement, assets
Purchases	€ 738,007
Fair value gains / (losses) (see financial result)	352,101
Conversion to equity instruments	(1,090,108)
Net gains / (losses) during the financial year	352,101
Equity Instruments
Reconciliation of changes in fair value measurement, assets
Conversion to equity instruments	1,090,108
Currency translation effect (see other operating income)	33,879
Assets at end of period	1,123,988
Net gains / (losses) during the financial year	€ 33,879
Percentage of fair value of the equity instruments	10.00%